Financial assets and financial liabilities - Exchange rate risk (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) $ / R$	Dec. 31, 2021 USD ($) $ / R$
Disclosure of financial liabilities [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Exchange rate risk | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Value of financial instrument, financial assets | R$	R$ 15,722
Current exchange rate | $ / R$	5.5805	5.5805
Probable scenario		$ 226
Possible scenario exchange rate variation		3,931
Remote scenario exchange rate variation		$ 11,792